UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                      811-04923

Longleaf Partners Funds Trust

(Exact name of registrant as specified in charter)

c/o Southeastern Asset Management, Inc.
6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Address of principal executive offices)	(Zip code)

Andrew R. McCarroll, Esq.
Southeastern Asset Management, Inc.
6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Name and address of agent for service)

Registrant’s telephone number, including area code:                                   (901) 761-2474

Date of fiscal year end:                                                                                     December 31

Date of reporting period:                                                                         March 31, 2006

Item 1. — Schedule of Investments

Longleaf Partners Fund
Schedule of Investments
March 31, 2006
(Unaudited)

	Shares	Value
Common Stock 92.5%
Automobiles 3.2%
General Motors Corporation	14,240,000	$302,884,800
Beverages 3.6%
Anheuser-Busch Companies, Inc.	7,912,800	338,430,456
Broadcasting and Cable 9.2%
Comcast Corporation — Class A*	1,668,996	43,660,935
Comcast Corporation — Class A Special*	13,779,563	359,922,185
The DIRECTV Group, Inc.*	28,510,400	467,570,560

		871,153,680

Construction Materials 6.0%
Cemex S.A. de C.V.	2,779,780	18,137,108
Cemex S.A. de C.V. ADS	8,418,871	549,583,899

		567,721,007

Entertainment 10.7%
Discovery Holding Company — Class A*	4,335,344	65,030,160
Liberty Media Corporation — Class A*	53,369,448	438,163,168
The Walt Disney Corporation	18,465,000	514,988,850

		1,018,182,178

Food 0.2%
Nestle S.A.	55,000	16,326,609
Insurance Brokerage 6.4%
Aon Corporation	14,627,000	607,166,770
Multi-Industry 5.6%
Vivendi Universal, S.A.(c)	11,590,986	398,071,429
Vivendi Universal, S.A. ADR	4,068,200	139,132,440

		537,203,869

Natural Resources 4.1%
Pioneer Natural Resources Company(a)	8,784,400	388,709,700
Property & Casualty Insurance 6.1%
The NipponKoa Insurance Company, Ltd.(a)(c)	63,701,000	581,264,860
Publishing 1.5%
Knight-Ridder, Inc.	2,324,000	146,900,040
Restaurants 5.1%
Yum! Brands, Inc.	9,880,000	482,736,800

	Shares	Value
Technology 14.6%
Dell Inc.*	22,657,672	$674,292,319
Koninklijke (Royal) Philips Electronics N.V.	19,232,035	650,001,765
Koninklijke (Royal) Philips Electronics N.V. ADR	1,941,965	65,347,122

		1,389,641,206

Telecommunications 11.0%
Level 3 Communications, Inc.(a)*	81,029,000	419,730,220
Sprint Nextel Corporation	13,663,200	353,057,088
Telephone and Data Systems, Inc.	1,530,800	60,374,752
Telephone and Data Systems, Inc. — Special	5,666,200	213,899,050

		1,047,061,110

Transportation 5.2%
FedEx Corporation(c)	4,372,000	493,773,680

Total Common Stocks (Cost $6,218,989,005)		8,789,156,765

	Principal
	Amount
Corporate Bonds 3.7%
Telecommunications 3.7%
Level 3 Communications, Inc. 10% Convertible Senior Notes due 5-1-11 (Cost $222,079,000)(a)(b)	222,079,000	346,443,240
Short-Term Obligations 2.7%
Repurchase Agreement with State Street Bank, 4.15% due 4-3-06, Repurchase price $260,438,037 (Collateralized by U.S. government securities)	260,348,000	260,348,000

Total Investments (Cost 6,701,416,005) 98.9%		9,395,948,005
Other Assets and Liabilities, Net 1.1%		107,284,876

Net Assets 100.0%		$9,503,232,881

Open Forward Currency Contracts

Currency Sold and Settlement Date	Currency Units Sold	Currency Market Value	Unrealized Gain (Loss)
Euro 6-2-06	278,268,000	$338,525,135	$(10,249,593)
Euro 8-22-06	40,086,000	48,996,265	(791,007)
Japanese Yen 4-7-06	12,930,000,000	109,970,391	2,962,474
Japanese Yen 6-2-06	22,083,000,000	189,255,956	(1,405,059)
Japanese Yen 8-22-06	29,770,917,000	258,006,151	1,999,585

		$944,753,898	$(7,483,600)

*  Non-income producing security

(a)	Affiliated issuer as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer.)

(b)	Illiquid security.

(c)	All or a portion designated as collateral for forward currency contracts.

See footnotes on page 8.

Longleaf Partners International Fund

Schedule of Investments
March 31, 2006
(Unaudited)

	Shares	Value

Common Stock 90.2%
Automobiles 5.5%
Renault S.A. (a)	1,597,000	$169,821,558
Beverages 4.7%
Molson Coors Brewing Company (a)	2,089,600	143,388,352
Broadcasting and Cable 16.3%
British Sky Broadcasting Group plc (a)	16,239,000	152,346,421
The News Corporation	9,041,240	158,764,175
Shaw Communications Inc. – Class B (a)	7,808,900	186,710,799
SKY Perfect Communications Inc.	8,995	6,618,241

		504,439,636

Construction Materials 6.4%
Cemex S.A. de C.V.	1,732,631	11,304,821
Cemex S.A. de C.V. ADS	2,858,188	186,582,513

		197,887,334

Food 4.5%
Nestle S.A.	469,000	139,221,447
Insurance Brokerage 4.0%
Willis Group Holdings Limited	3,586,000	122,856,360
Medical and Photo Equipment 6.1%
Olympus Corporation (a)	6,405,000	188,286,321
Multi-Industry 5.2%
Vivendi Universal, S.A. (a)	4,653,000	159,798,861
Property & Casualty Insurance 17.0%
Fairfax Financial Holdings Limited	910,000	96,773,696
Millea Holdings, Inc.	8,396	166,207,986
The NipponKoa Insurance Company, Ltd. (a)	28,556,000	260,570,467

		523,552,149

Restaurants 3.8%
Yum! Brands, Inc.	2,418,000	118,143,480

	Shares	Value
Technology 11.7%
Dell Inc. *	5,193,000	$154,543,680
Koninklijke (Royal) Philips Electronics N.V.	3,044,931	102,912,174
Koninklijke (Royal) Philips Electronics N.V. ADR	3,063,069	103,072,272

		360,528,126

Telecommunications 5.0%
KDDI Corporation	17,163	91,720,705
NTT DoCoMo, Inc. (a)	41,647	61,568,207

Total Common Stocks (Cost $1,879,372,947)		153,288,912

		2,781,212,536

	Principal
	Amount
Short-Term Obligations 9.3%
Repurchase Agreement with State Street Bank, 4.15% due 4-3-06, Repurchase price $125,348,335 (Collateralized by U.S. government securities)	125,305,000	125,305,000
U.S. Treasury Bills, 4.34% - 4.50% due 4-6-06 to 4-20-06	160,000,000	159,818,958

Total Short-Term Obligations		285,123,958

Total Investment (Cost $2,164,496,905) 99.5%		3,066,336,494
Other Assets and Liabilities, Net 0.5%		16,568,786

Net Assets 100.0%		$3,082,905,280

Open Forward Currency Contracts

Currency Sold and Settlement Date	Currency Units Sold	Currency Market Value	Unrealized Gain(Loss)
British Pound 4-7-06	78,600,000	$136,563,680	$1,122,280
British Pound 8-22-06	4,787,000	8,335,539	(8,217)
Canadian Dollar 4-7-06	77,000,000	65,944,004	(148,909)
Canadian Dollar 6-2-06	40,707,000	34,918,492	249,543
Canadian Dollar 8-22-06	190,948,000	164,182,903	2,124,928
Euro 6-2-06	79,497,000	96,711,561	(2,928,155)
Euro 8-22-06	14,656,000	17,913,717	(289,220)
Japanese Yen 4-7-06	7,700,000,000	65,488,941	2,842,529
Japanese Yen 6-2-06	31,411,337,000	269,201,767	(1,998,587)
Japanese Yen 8-22-06	26,488,000,000	229,555,137	2,327,906

		$1,088,815,741	$3,294,098

(a)	All or a portion designated as collateral for forward currency contracts.

See footnotes on page 8.

Longleaf Partners Small-Cap Fund

Schedule of Investments
March 31, 2006
(Unaudited)

	Shares	Value
Common Stock 76.5%
Beverages 8.8%
Molson Coors Brewing Company(b)	1,981,000	$135,936,220
PepsiAmericas, Inc.	5,262,900	128,677,905

		264,614,125

Broadcasting and Cable 6.9%
Shaw Communications Inc. – Class B (b)	8,716,700	208,416,297
Entertainment 5.9%
Discovery Holding Company – Class A*	11,922,000	178,830,000
Funeral Services 4.5%
Service Corporation International(a)	17,204,900	134,198,220
Grocery – Retail 3.3%
Ruddick Corporation(a)	4,069,700	98,934,407
Insurance Brokerage 8.9%
Hilb Rogal & Hobbs Company(a)	3,526,400	145,358,208
U.S.I. Holdings Corporation*	2,385,076	38,471,276
Willis Group Holdings Limited	2,513,000	86,095,380

		269,924,864

Manufacturing 4.8%
Jacuzzi Brands, Inc.(a)*	14,609,800	143,614,334
Medical and Photo Equipment 6.0%
Olympus Corporation	6,149,000	180,760,747
Natural Resources 5.7%
Pioneer Natural Resources Company	3,112,200	137,714,850
Potlatch Corporation	766,375	32,831,505

		170,546,355

Property & Casualty Insurance 8.1%
Everest Re Group, Ltd.	1,421,800	132,753,466
Fairfax Financial Holdings Limited	886,000	94,221,423
Odyssey Re Holdings Corp.	843,800	18,310,460

		245,285,349

Publishing 0.4%
Hollinger International Inc.	1,479,200	12,395,696
Real Estate 1.0%
Vail Resorts, Inc.*	817,117	31,230,212

Restaurants 4.7%
IHOP Corp.(a)	2,978,100	142,770,114
Retail 0.1%
Saks Incorporated*	119,600	2,308,280

	Shares	Value
Telecommunications 4.7%
Level 3 Communications, Inc.*	27,197,271	$140,881,864
Toys 2.7%
Hasbro, Inc.	3,918,000	82,669,800

Total Common Stocks (Cost $1,794,143,173)		2,307,380,664

	Principal
	Amount
Corporate Bonds 10.8%
Telecommunications 10.8%
Level 3 Communications, Inc., 11.5% Senior Notes due 3-1-10	232,300,000	227,073,250
Level 3 Communications, Inc., 6% Convertible Subordinated Notes due 9-15-09	105,964,000	90,334,310
Level 3 Communications, Inc., 6% Convertible Subordinated Notes due 3-15-10	10,800,000	8,626,500

Total Corporate Bonds (Cost $255,104,798)		326,034,060

Short-Term Obligations 12.5%
Repurchase Agreement with State Street Bank, 4.15% due 4-3-06, Repurchase price $101,107,954 (Collateralized by U.S. government securities)	101,073,000	101,073,000
U.S. Treasury Bills, 4.34% – 4.66% due 4-6-06 to 5-4-06	275,000,000	274,313,653

Total Short-Term Obligations		375,386,653

Total Investments (Cost $2,424,634,624) 99.8%		3,008,801,377
Other Assets and Liabilities, Net .2%		7,519,405

Net Assets 100.0%		$3,016,320,782

Open Forward Currency Contracts

Currency Sold and Settlement Date	Currency Units Sold	Currency Market Value	Unrealized Gain (Loss)
Canadian Dollar 6-28-06	102,661,000	$88,129,066	$50,246
Canadian Dollar 8-22-06	99,468,000	85,525,614	1,106,911
Canadian Dollar 9-26-06	85,435,000	73,534,608	(45,928)

		$247,189,288	$1,111,229

*  Non-income producing security

(a)	Affiliated issuer as defined under section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer.)
(b)	Designated as collateral for forward currency contracts.

See footnotes on page 8.

Longleaf Partners Funds Trust
Notes to Schedules of Investments
March 31, 2006
(Unaudited)

1. Organization, Significant Accounting Policies, and other investment related disclosures are hereby incorporated by reference from the December 31, 2005 Annual Report previously filed with the Securities and Exchange Commission on Form N-CSR.

2. Unrealized Appreciation (Depreciation) and Tax Cost

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by each fund as of the period end were as follows:

	Partners Fund	International Fund	Small-Cap Fund
Unrealized Appreciation	$3,191,620,200	$934,502,653	$610,101,208
Unrealized Depreciation	(497,088,200)	(32,663,064)	(25,934,455)
Net Unrealized Appreciation	$2,694,532,000	$901,839,589	$584,166,753

Cost for Federal Income Tax Purposes	$6,722,376,541	$2,164,496,905	$2,424,634,624

3. Investments in Affiliates

Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. Each Fund held at least five percent of the outstanding voting stock of the following companies during the period ended March 31, 2006:

	Shares(a) at	Market Value
	March 31, 2006	March 31, 2006	December 31, 2005
Partners Fund
Level 3 Communications, Inc.*	81,029,000	$419,730,220	$232,553,230
Level 3 Communications, Inc.
10% Convertible Senior Notes due 5-1-11(e)	222,079,000 (b)	346,443,240	235,102,601
The NipponKoa Insurance Company, Ltd.	63,701,000	581,264,860	510,969,144
Pioneer Natural Resources Company	8,784,400	388,709,700	450,376,188

		1,736,148,020	1,429,001,163

Small-Cap Fund
Deltic Timber Corporation	–	–	55,075,320
Hilb Rogal & Hobbs Company	3,526,400	145,358,208	135,801,664
IHOP Corp.	2,978,100	142,770,114	139,702,671
Jacuzzi Brands, Inc.*	14,609,800	143,614,334	122,722,320
Ruddick Corporation	4,069,700	98,934,407	86,603,216
Service Corporation International	17,204,900	134,198,220	125,041,934

		$664,875,283	$664,947,125

Purchases, sales and dividend income for these affiliates for the period ended March 31, 2006 were as follows:

	Purchases	Sales	Dividend or Interest Income (c)
Parters Fund
Level 3 Communications, Inc.	$–	$–	$–
Level 3 Communications, Inc. 10% Convertible Senior Notes due 5-1-11(e)	–	–	5,551,975	(d)
The NipponKoa Insurance Company, Ltd.	–	–	3,768,890
Pioneer Natural Resources Company	–	–	1,054,128

	–	–	10,374,993

Small-Cap Fund
Deltic Timber Corporation	–	54,080,423	–
Hilb Rogal & Hobbs Company	–	–	405,536
IHOP Corp	–	–	744,525
Jacuzzi Brands, Inc. *	–	–	–
Ruddick Corporation	–	–	447,667
Service Corporation International	15,249,034	–	382,158

	$15,249,034	$54,080,423	$1,979,886

*  Non-income producing.
(a) Common stock unless otherwise noted.
(b) Principal amount.
(c) Dividend income unless otherwise noted.
(d) Interest income.
(e) Illiquid security.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective and provide reasonable assurance that information required to be disclosed by the investment company in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) At the date of filing this Form N-Q, the registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Longleaf Partners Funds Trust

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Trustee

Date	May 23, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Chairman and CEO, Southeastern Asset Management, Inc. Functioning as principal executive officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	May 23, 2006

By	/s/ Julie M. Douglas
Julie M. Douglas
Vice President and CFO-Mutual Funds, Southeastern Asset Management, Inc. Functioning as principal financial officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	May 23, 2006